Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Entity Registrant Name	Perion Network Ltd.
Entity Central Index Key	0001338940
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Entity File Number	000-51694
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	2 Leonardo Da Vinci Street
Entity Address, City or Town	Tel Aviv
Entity Address Country	IL
Entity Address, Postal Zip Code	6473309
Title of 12(b) Security	Ordinary shares, par value NIS 0.03 per share
Trading Symbol	PERI
Name of Exchange on which Security is Registered	NASDAQ
Entity Common Stock, Shares Outstanding	44,825,053
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Auditor attestation flag	true
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel-Aviv, Israel
Auditor Firm ID	1281
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Business Contact [Member]
Contact Personnel Name	Elad Tzubery
Entity Address, Address Line One	2 Leonardo Da Vinci Street
Entity Address, City or Town	Tel Aviv
Entity Address Country	IL
Entity Address, Postal Zip Code	6473309
City Area Code	972
Local Phone Number	73-3981000
Contact Personnel Fax Number	972-3-603-1585